Loss Per Share - Schedule of Weighted Average Number of Shares Used as Denominator (Details) - shares	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loss per share for profit attributable to the ordinary equity holders of the company:
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	3,331,576,766	2,558,004,460